EARNINGS PER SHARE - Summary of diluted earnings (loss) per share for the results of discontinued operations (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Profit attributable to the Company’s controlling shareholders	R$ 5,556,457	[1]	R$ (597,655)	R$ 90,733
Weighted average of the number of issued common shares issued, net of treasured shares	1,377,868,926		1,371,980,871	1,377,143,943
Weighted average number of treasury shares	6,401,920			19,531,951
Weighted average of the number of ordinary shares for diluted earnings calculation	1,384,270,846			1,396,675,894
Diluted earnings per share - R$	R$ 4.0139			R$ 0.065

[1]	The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023..